UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C.  20549
                   Form 13F
              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [   ] ; Amendment Number:

  This Amendment (Check only one.):  [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wedgewood Partners, Inc.
Address: 9909 Clayton Road
         Suite 103
         St. Louis, Missouri6 3124

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David A. Rolfe
Title:    Chief Investment Officer
Phone:    314-567-6407

Signature, Place, and Date of Signing:

/s/ David A. Rolfe    St. Louis, MO    11/15/2011




Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if all holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

List of Other Managers Reporting for this Manager:  NONE



                FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:  NONE

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $646,005,827


List of Other Included managers Reporting for this Manager:  NONE

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS               COM              025816109   38976    868070 SH       SOLE                   444021        0   424049
APPLE COMPUTER                 COM              037833100   74361    195010 SH       SOLE                    91615        0   103395
BERKSHIRE HATHAWAY             COM              084670702   50192    706535 SH       SOLE                   357994        0   348541
COGNIZANT TECHNOLOGY SOLUTIONS COM              192446102   30174    481256 SH       SOLE                   236529        0   244727
CUMMINS                        COM              231021106   29560    361998 SH       SOLE                   184251        0   177747
EMC                            COM              268648102   25854   1231753 SH       SOLE                   606047        0   625706
EXPEDITORS INTERNATIONAL       COM              302130109   15548    383448 SH       SOLE                   210854        0   172594
EXPRESS SCRIPTS                COM              302182100   39602   1068327 SH       SOLE                   544550        0   523777
GILEAD SCIENCES                COM              375558103   44649   1150757 SH       SOLE                   579670        0   571087
GOOGLE                         COM              38259P508   42283     82097 SH       SOLE                    41047        0    41050
INTUITIVE SURGICAL             COM              46120E602   28429     78044 SH       SOLE                    40053        0    37991
NATIONAL OILWELL VARCO         COM              637071101   15179    296354 SH       SOLE                   170569        0   125785
PERRIGO                        COM              713448108   39252    404203 SH       SOLE                   212885        0   191318
QUALCOMM                       COM              747525103   38038    782201 SH       SOLE                   386325        0   395876
SCHLUMBERGER                   COM              469814107   23593    395006 SH       SOLE                   207856        0   187150
STERICYCLE                     COM              858912108   20747    257033 SH       SOLE                   121203        0   135830
TEVA PHARMACEUTICAL            COM              881624209   28488    765417 SH       SOLE                   401827        0   363590
VARIAN MEDICAL SYSTEMS         COM              92220P105   23072    442345 SH       SOLE                   207430        0   234915
VERISK ANALYTICS               COM              92345Y106   30776    885131 SH       SOLE                   489108        0   396023
VISA                           COM              92826C839   46199    538957 SH       SOLE                   271245        0   267712
